Investment Objectives and Goals	May 14, 2026
Virtus Zevenbergen Innovative Growth ETF
Prospectus [Line Items]
Risk/Return [Heading]	VIRTUS ZEVENBERGEN INNOVATIVE GROWTH ETF RISK/RETURN SUMMARY INFORMATION
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Virtus Zevenbergen Innovative Growth ETF (the “Fund”) seeks long-term capital appreciation.
Virtus Zevenbergen Discovery Growth ETF
Prospectus [Line Items]
Risk/Return [Heading]	Virtus Zevenbergen discovery growth ETF RISK/RETURN SUMMARY INFORMATION
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Virtus Zevenbergen Discovery Growth ETF (the “Fund”) seeks long-term capital appreciation.